INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Class A ordinary shares [Member]
Ordinary shares, par value		$ 0.0001
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	24,622,785	22,635,396
Ordinary shares outstanding	24,622,785	22,635,396
Class B ordinary shares [Member]
Ordinary shares, par value	$ 0.0001
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	89,132,360	89,132,360
Ordinary shares outstanding	89,132,360	89,132,360